Performance Management - Virtus Global Allocation Fund	Aug. 26, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of two broad-based securities market indexes and a composite benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Institutional Class Shares
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2:	13.26%	Worst Quarter:	2020, Q1:	-12.48%	Year to Date (6/30/2025):	8.20%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/24)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Institutional Class Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
Average Annual Total Returns - Virtus Global Allocation Fund		12 Months Ended	60 Months Ended	112 Months Ended	120 Months Ended
	Aug. 26, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		1.25%	(0.33%)	1.39%	1.35%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date				Sep. 08, 2015
MSCI All Country World Index (net) | Average Annual Return, Label [Optional Text]	MSCI All Country World Index (net)
MSCI All Country World Index (net) | Average Annual Return, Percent		17.49%	10.06%	10.52%	9.23%
MSCI All Country World Index (net) | Performance Inception Date				Sep. 08, 2015
60% MSCI All Country World Index (net) / 40% Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	60% MSCI All Country World Index (net) / 40% Bloomberg U.S. Aggregate Bond Index
60% MSCI All Country World Index (net) / 40% Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		10.77%	6.06%	7.02%	6.25%
60% MSCI All Country World Index (net) / 40% Bloomberg U.S. Aggregate Bond Index | Performance Inception Date				Sep. 08, 2015
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		0.60%	3.67%		4.35%
Class C Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class C Shares | Average Annual Return, Percent		5.62%	4.06%		4.15%
Institutional Class Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class Shares | Average Annual Return, Percent		6.74%	5.10%		5.18%
Institutional Class Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class Shares | After Taxes on Distributions | Average Annual Return, Percent		5.55%	3.24%		3.17%
Institutional Class Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.19%	3.40%		3.39%
Class R6 Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class R6 Shares | Average Annual Return, Percent		6.75%	5.15%	5.92%
Class R6 Shares | Performance Inception Date				Sep. 08, 2015

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Class Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The MSCI All Country World Index (net) is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Institutional Class Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date
Bar Chart, Year to Date Return	8.20%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.26%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(12.48%)
Lowest Quarterly Return, Date	Mar. 31, 2020